EQUITY	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
EQUITY ISSUANCES
EQUITY

The following table summarizes the issuances/repurchase of common units and general partner units during the six months ended June 30, 2018:

Date	Number of Common Units Issued/(Repurchased)	Unit Price	Net Proceeds(1)/(Cost) (in thousands of $)	Golar's Ownership after the Offering/Repurchase (2)	Use of Proceeds
January 2018	617,969	$23.15	13,854	31.55%	General partnership purposes
March 2018	(439,672)	$18.18	(8,003)	31.75%	Not applicable
June 2018	(96,100)	$15.31	(1,474)	31.79%	Not applicable
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(1) Includes General Partner's 2% proportionate capital contribution.
(2) Includes Golar's 2% general partner interest in the Partnership.

The following table shows the movement in the number of preferred units, common units and general partner ("GP") units during the six months ended June 30, 2018:

(in units)	Preferred units	Common Units	GP Units
As of December 31, 2017	5,520,000	69,768,261	1,423,843
ATM program issuances	—	617,969	12,548
Unit repurchase program	—	(535,772)	—
As of June 30, 2018	5,520,000	69,850,458	1,436,391

In March 2018, the Board approved a common unit repurchase program of up to $25.0 million of our outstanding common units in the open market over a two year period. As of June 30, 2018, 535,772 common units had been repurchased.